Asset Retirement Obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Asset Retirement Obligation [Line Items]
Unrecorded AROs	$ 51.0
Phosphate mining and manufacturing business
Asset Retirement Obligation [Line Items]
Amount of asset retirement obligation trust and escrow funds transferred	$ 200.0